Investment in Associates and Joint Venture	12 Months Ended
Dec. 31, 2019
Investment in Associates and Joint Venture
Investment in Associates and Joint Venture

5. Investment in Associates and Joint Venture

The Group participates in the following associates and joint venture:

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2018	2019	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
The Cool Pool Limited(3)	Marshall Islands	50%	—	Joint venture	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)

Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing a floating storage and regasification unit (“FSRU”) along with other fixed infrastructure.

(3)	The Cool Pool Limited is the commercial manager of the Cool Pool acting as an agent (Note 1).

Investment in associates and joint venture consist of the following:

	Associates
	2018	2019
As of January 1,	20,800	20,713
Additions	136	158
Share of profit of associates	1,800	1,627
Dividend declared	(2,023)	(878)
As of December 31,	20,713	21,620

The additions of $158 relate to the investment in Gastrade (December 31, 2018: $136). On February 9, 2017, GasLog acquired a 20% shareholding in Gastrade, a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure. GasLog, as well as being a shareholder, will provide operations and maintenance (“O&M”) services for the FSRU through an O&M agreement which was signed on February 23, 2018.

Summarized financial information in respect of the associates and the joint venture is set out below:

	Associates		Joint Venture
	2018	2019	2018	2019
Current
Total current assets	20,836	22,749	98,448	—
Total current liabilities	(16,333)	(15,258)	(98,448)	—
Non-current
Total non-current assets	114,459	106,421	—	—
Total non-current liabilities	(90,879)	(82,153)	—	—
Net assets	28,083	31,759	—	—
Group’s share	6,939	7,840	—	—
Effect from translation	(47)	(41)	—	—
Goodwill	13,821	13,821	—	—
Investment in associates and joint venture	20,713	21,620	—	—

	Associates			Joint Venture
	2017	2018	2019	2017	2018	2019
Revenues	19,627	23,513	26,294	159,460	346,170	121,434
Profit for the year	4,637	7,040	6,429	—	—	—
Total comprehensive income for the year	4,637	7,040	6,429	—	—	—
Group’s share in profit	1,159	1,800	1,627	—	—	—
Dividend declared	(2,759)	(8,091)	(3,510)	—	—	—
Group’s share in dividend	690	2,023	878	—	—	—